Bank credit lines and loan facilities	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Bank credit lines and loan facilities	Bank credit lines and loan facilities
The Company had the following debt outstanding as of September 30, 2022 and December 31, 2021:

			Principal amount
	Interest rate as of	Interest rate as of	September 30,	December 31,
(in thousands)	September 30, 2022	December 31, 2021	2022	2021	Maturity Date
Credit Facilities:
Senior Secured Term Loan	5.938%	2.750%	$4,401,213	$5,001,213	July 2028
Senior Secured Notes	2.875%	2.875%	500,000	500,000	July 2026
Total debt			4,901,213	5,501,213
Less current portion of long-term debt and debt issuance costs			(55,150)	(55,150)
Total long-term debt			4,846,063	5,446,063
Less long-term portion of debt issuance costs and debt discount			(51,207)	(64,901)
Total long-term debt, net			$4,794,856	$5,381,162

The Company paid a $27.6 million debt discount in connection with the Senior Secured Credit Facility and Senior Secured Notes on July 1, 2021.

As of September 30, 2022, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2022 (remaining)	$13,788
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	4,721,975
Total	$4,901,213

The Company's primary financing arrangements are its senior secured credit facilities (the "Senior Secured Credit Facilities"), which consists of a senior secured term loan and a revolving credit facility, and the senior secured notes (the "Senior Secured Notes").

Senior Secured Credit Facilities

In conjunction with the completion of the Merger agreement, on July 1, 2021, ICON entered into a credit agreement providing for a senior secured term loan facility of $5,515 million and a senior secured revolving loan facility in an initial aggregate principal amount of $300 million (the "Senior Secured Credit Facilities").

Borrowings under the senior secured term loan facility amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, with the remaining balance due at final maturity. The interest rate margin applicable to borrowings under the senior secured term loan facility is LIBOR plus an applicable margin of 2.50%, in each case, with a step down of 0.25% if the first lien net leverage ratio is equal to or less than 4.00 to 1.00. On November 10, 2021, the Company achieved a net leverage ratio of less than 4 times and the margin applicable to the senior secured term loan was reduced by 0.25%. The senior secured term loan facility is subject to a LIBOR floor of 0.50%.
The interest rate margin applicable to borrowings under the revolving loan facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 1.00%, 0.60% or 0.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively, or (ii) LIBOR (or an alternative reference rate) plus an applicable margin of 2.00%, 1.60% or 1.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively. In addition, lenders under the revolving loan facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn. On April 11, 2022, $25 million of the senior secured revolving loan facility was drawn down at an interest rate of 1.75%, representing one month LIBOR plus a margin of 1.25%. This was repaid in full on May 9, 2022. At September 30, 2022 $300.0 million remained available for borrowing under the senior secured revolving loan facility. On October 11, 2022, $50 million of the senior secured revolving loan facility was drawn down at an interest rate of 4.56%, representing 1 month LIBOR plus a margin of 1.25%.

The Borrowers’ (as defined in the credit agreement) obligations under the Senior Secured Credit Facilities are guaranteed by ICON and the subsidiary guarantors. The Senior Secured Credit Facilities are secured by a lien on substantially all of ICON’s, the Borrowers’ and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities have a first-priority lien on such assets, which will rank pari passu with the lien securing the Senior Secured Notes (see below), subject to other permitted liens. Our long-term debt arrangements contain customary restrictive covenants and, as of September 30, 2022, we were in compliance with our restrictive covenants in all material respects.

On September 30, 2022 the Company repaid $200.0 million of the senior secured term loan facility and made a quarterly interest payment of $53.6 million. This repayments resulted in an additional charge associated with previously capitalized fees of $1.9 million.

On June 30, 2022 the Company repaid $100.0 million of the senior secured term loan facility and made a quarterly interest payment of $39.4 million. This repayments resulted in an additional charge associated with previously capitalized fees of $0.9 million.

On March 31, 2022 the Company repaid $300.0 million of the senior secured term loan facility and made a quarterly interest payment of $35.1 million. This repayment resulted in an additional charge associated with previously capitalized fees of $3.2 million.

On December 29, 2021, the Company repaid $500.0 million of the senior secured term loan facility and made a quarterly interest payment of $40.8 million. These repayments resulted in an additional charge associated with previously capitalized fees of $5.6 million. The Company is permitted to make repayments on the senior secured term loan without penalty.

Senior Secured Notes

In addition to the Senior Secured Credit Facilities, on July 1, 2021, a subsidiary of the Company issued $500 million in aggregate principal amount of 2.875% senior secured notes due 2026 (the "Senior Secured Notes") in a private offering (the “Offering”). The Senior Secured Notes will mature on July 15, 2026.

Fair Value of Debt
The estimated fair value of the Company’s debt was $4,751.7 million at September 30, 2022. The fair values of the Senior Secured Credit Facilities and Senior Secured Notes were determined based on Level 2 inputs, which are based on rates at which the debt is traded among financial institutions.